COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 21,891
2016	13,206
2017	10,486
2018	8,490
2019 and Thereafter	5,918
Operating Leases, Future Minimum Payments Due	$ 59,991